Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	12 Months Ended
Dec. 31, 2017
Computers and Software
Property Plant And Equipment [Line Items]
Property and equipment, annual rates of depreciation	33.00%
Laboratory Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, annual rates of depreciation	15.00%
Laboratory Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, annual rates of depreciation	30.00%
Furniture | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, annual rates of depreciation	6.00%
Furniture | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, annual rates of depreciation	15.00%
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, annual rates of depreciation	50.00%